UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington,  D.C.    20549

                               FORM 13-F

                          FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:               03-31-01

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:            J . V. BRUNI AND COMPANY
Address:         1528 N. Tejon Street
                 Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:           (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-01-01

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:	                         40

Form 13F Information Table Value Total:                         156,314
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                     FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
     NAME OF ISSUE       TITLE OF CLASS  CUSIP       (X$1000) PUT/CALL DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                            SOLE  SHARED     NONE
Affiliated Managers Group      Com     008252108      10,862  231,096SH   SOLE      N/A     23,724  0       207,372
Allied Cap Corp New            Com     01903Q108       7,950  395,009SH   SOLE      N/A     42,576  0       352,433
AOL Time Warner Inc.           Com     00184A105       4,278  106,562SH   SOLE      N/A     10,384  0        96,178
Arrow Electrs Inc.             Com     042735100       6,057  267,990SH   SOLE      N/A     31,290  0       236,700
Belco Oil & Gas Corp         Pfd Conv  077410207       1,386   88,290SH   SOLE      N/A      3,080  0        85,210
Belco Oil & Gas Corp           Com     077410108       4,593  521,976SH   SOLE      N/A     64,739  0       457,237
CareCentric Inc                Com     14166Y106          58   24,357SH   SOLE      N/A      2,103  0        22,254
Clayton Homes Inc              Com     184190106       6,897  572,400SH   SOLE      N/A     67,510  0       504,890
Covenant Trans Inc             Cl A    22284P105       5,914  434,084SH   SOLE      N/A     49,840  0       384,244
Del Monte Foods Co             Com     24522P103       4,503  553,140SH   SOLE      N/A     66,920  0       486,220
Duratek Inc                    Com     26658Q102       1,777  604,790SH   SOLE      N/A     66,917  0       537,873
EEX Corp                     Com New   26842V207       2,237  606,280SH   SOLE      N/A     91,900  0       514,380
Equity Office Properties Tr    Com     294741103       3,105  110,876SH   SOLE      N/A     10,065  0       100,811
Equity Residential Pptys Tr Sh Ben Int 29476L107         599   11,511SH   SOLE      N/A        300  0        11,211
Exxon Mobil Corp               Com     30231G102         242    2,992SH   SOLE      N/A          0  0         2,992
First Amern Corp Calif         Com     318522307         580   22,290SH   SOLE      N/A          0  0        22,290
Franchise Fin Corp Amer        Com     351807102       4,907  196,905SH   SOLE      N/A     21,910  0       174,995
Intrawest Corporation          Com     460915200       6,379  369,808SH   SOLE      N/A     41,540  0       328,268
Key Energy Svcs Inc            Com     492914106       2,178  203,510SH   SOLE      N/A     35,620  0       167,890
Kimco Realty Corp              Com     49446R109       2,966   68,977SH   SOLE      N/A      5,190  0        63,787
Manufactured Home Cmntys In    Com     564682102       1,252   46,365SH   SOLE      N/A      1,321  0        45,044
Mestek Inc                     Com     590829107       2,845  143,668SH   SOLE      N/A     12,390  0       131,278
NCI Building Sys Inc           Com     628852105       7,985  472,512SH   SOLE      N/A     50,834  0       421,678
Nabors Inds Inc                Com     629568106       6,129  118,221SH   SOLE      N/A     12,238  0       105,983
Oakwood Homes Corp             Com     674098108         106   99,790SH   SOLE      N/A     24,220  0        75,570
Palm Harbor Homes              Com     696639103       4,520  297,645SH   SOLE      N/A     31,758  0       265,887
Public Storage Inc             Com     74460D109       1,187   45,215SH   SOLE      N/A      5,420  0        39,795
Radian Group Inc               Com     750236101      11,642  171,834SH   SOLE      N/A     16,756  0       155,078
Rouse Co                       Com     779273101       6,346  245,417SH   SOLE      N/A     25,996  0       219,421
SL Green Rlty Corp             Com     78440X101         571   20,810SH   SOLE      N/A        600  0        20,210
Schuff Stl Co                  Com     808156103         667  157,030SH   SOLE      N/A     22,770  0       134,260
Security Cap Group Inc         Cl B    81413P204       5,543  267,111SH   SOLE      N/A     28,410  0       238,701
Smithway Mtr Xpress Corp       Cl A    832653109         621  191,106SH   SOLE      N/A     19,828  0       171,278
Triad Gty Inc                  Com     895925105       6,666  200,862SH   SOLE      N/A     22,930  0       177,932
Transport Corp of Amer Inc     Com     89385P102       1,429  272,214SH   SOLE      N/A     27,918  0       244,296
USFreightways Corp             Com     916906100       6,911  219,406SH   SOLE      N/A     22,430  0       196,976
Verizon Communications         Com     92343V104         213    4,313SH   SOLE      N/A          0  0         4,313
Weatherford Intl Inc           Com     947074100       7,013  142,104SH   SOLE      N/A     13,625  0       128,479
Wells Fargo & Co New           Com     949746101       3,784   76,495SH   SOLE      N/A      6,665  0        69,830
XL Cap Ltd                     Cl A    G98255105       3,416   44,900SH   SOLE      N/A      4,630  0        40,270
